Share-based compensation - Summary of Restricted Stock Units Activity (Details) - Restricted Stock Units	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Changes In Other Equity Instruments, Number Of Other Equity Instruments, In Share-Based Payment Arrangement [Abstract]
Unvested at beginning of period (in shares) | shares	3,053,076	3,335,268	1,865,433
Granted (in shares) | shares	1,136,975	1,373,816	2,658,150
Vested (in shares) | shares	(1,434,646)	(1,331,731)	(927,155)
Forfeited (in shares) | shares	(171,196)	(324,277)	(261,160)
Unvested at end of period (in shares) | shares	2,584,209	3,053,076	3,335,268
Changes In Other Equity Instruments, Weighted Average Exercise Price Of Other Equity Instruments, In Share-Based Payment Arrangement [Abstract]
Unvested at beginning of period (in dollars per share) | $ / shares	$ 4.69	$ 4.77	$ 5.20
Granted (in dollars per share) | $ / shares	3.30	4.71	4.42
Vested (in dollars per share) | $ / shares	4.84	4.95	4.65
Forfeited (in dollars per share) | $ / shares	4.10	4.56	4.75
Unvested at end of period (in dollars per share) | $ / shares	$ 4.04	$ 4.69	$ 4.77